Annual Fund Operating Expenses - The Hartford Municipal Opportunities Fund	Mar. 01, 2021
Class A
Operating Expenses:
Management fees	0.32%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.11%
Total annual fund operating expenses	0.68%
Class C
Operating Expenses:
Management fees	0.32%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.11%
Total annual fund operating expenses	1.43%
Class I
Operating Expenses:
Management fees	0.32%
Distribution and service (12b-1) fees	none
Other expenses	0.12%
Total annual fund operating expenses	0.44%
Class Y
Operating Expenses:
Management fees	0.32%
Distribution and service (12b-1) fees	none
Other expenses	0.14%
Total annual fund operating expenses	0.46%
Class F
Operating Expenses:
Management fees	0.32%
Distribution and service (12b-1) fees	none
Other expenses	0.05%
Total annual fund operating expenses	0.37%